Note 5 - Accounts and Grants Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Schedule of accounts and grants receivable [text block]
	December 31, 2019	December 31, 2018
Trade receivable	$816,226	$913,458
Government grants receivable (Note 13)	22,276	-
	$838,502	$913,458